Business acquisitions and development projects	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Business acquisitions and development projects
Business acquisitions and development projects

(a)	Acquisition of Enbridge Gas New Brunswick Limited Partnership & St. Lawrence Gas Company Inc.
The Company completed the acquisition of New Brunswick Gas on October 1, 2019, and St. Lawrence Gas Company, Inc. ("St. Lawrence Gas") on November 1, 2019. New Brunswick Gas is a regulated utility that provides natural gas. The purchase price is approximately $256,011 (C$339,036). St. Lawrence Gas is a regulated utility that provides natural gas in northern New York State. The total purchase price for the transaction is $61,820, and subject to certain closing adjustments.
The costs related to the acquisitions have been expensed through the consolidated statements of operations.
The following table summarizes the preliminary allocation of the assets acquired and liabilities assumed at the acquisition date:

	New Brunswick Gas	St. Lawrence Gas
Working capital	$8,782	$3,403
Property, plant and equipment	137,668	49,936
Goodwill	56,054	20,259
Regulatory assets	94,827	3,562
Deferred income tax assets, net	—	1,614
Other assets	125	6,418
Regulatory liabilities	(2,076)	(10,412)
Pension and post-employment benefits	—	(12,376)
Deferred income tax liability, net	(38,053)	—
Other liabilities	(1,316)	(584)
Total net assets acquired	$256,011	$61,820
Cash and cash equivalent	7,248	1,225
Total net assets acquired, net of cash and cash equivalent	$248,763	$60,595

The determination of the fair value of assets acquired and liabilities assumed is based upon management's preliminary estimates and certain assumptions. Due to the timing of the acquisitions, the Company has not finalized the fair value measurements. The Company will continue to review information and perform further analysis prior to finalizing the fair value of the consideration paid and the fair value of assets acquired and liabilities assumed.
Goodwill represents the excess of the purchase price over the aggregate fair value of net assets acquired. The contributing factors to the amount recorded as goodwill include future growth, potential synergies, and cost savings in the delivery of certain shared administrative and other services.
Property, plant and equipment, exclusive of computer software, are amortized in accordance with regulatory requirements over the estimated useful life of the assets using the straight-line method. The weighted average useful life of New Brunswick Gas and St. Lawrence Gas' assets is 47 years and 49 years, respectively.

3.	Business acquisitions and development projects (continued)

(b)	Acquisition of Turquoise Solar Facility
Liberty Utilities (Turquoise Holdings) LLC (“Turquoise Holdings”) is owned by Liberty Utilities (Calpeco Electric) LLC ("Calpeco Electric System"). The 10 MWac solar generating facility is located in Washoe County, Nevada ("Turquoise Solar Facility"). On May 24, 2019, a tax equity agreement was executed. The Class A partnership units are owned by a third-party tax equity investor who funded $1,403 on the execution date and $2,000 on December 31, 2019. The final instalments are expected to be made in 2020. With its interest, the tax equity investor will receive the majority of the tax attributes associated with the Turquoise Solar Facility. Because the Class A tax equity investor has the right to withdraw from Turquoise Holdings and require the Company to redeem its remaining interests for cash, the Company accounts for this interest as “Redeemable non-controlling interest” outside of permanent equity on the consolidated balance sheets (note 17). Redemption is not considered probable as of December 31, 2019.
On December 31, 2019, as the Turquoise Solar Facility was placed in service, Turquoise Holdings obtained control of the property, plant and equipment for a total purchase price of $20,830.

(c)	Agreement to acquire Mid-West Wind Development Project
The Empire District Electric Company ("Empire Electric System"), a wholly owned subsidiary of the Company, entered into purchase agreements to acquire, once completed, three wind farms generating up to 600 MW of wind energy located in Barton, Dade, Lawrence, and Jasper Counties in Missouri ("Missouri Wind Projects") and in Neosho County, Kansas ("Kansas Wind Project").  The agreements contain development milestones and termination provisions that primarily apply prior to the commencement of construction. Total costs are estimated at $1,100,000 and the acquisitions are anticipated to close following completion of the respective projects. These assets, net of third-party tax equity investment, are expected to be included in the rate base of the Empire Electric System.
In November 2019, Liberty Utilities Co, a wholly owned subsidiary of the Company, acquired an interest in the entities that own the two Missouri Wind Projects and, in partnership with a third-party developer, will continue development and construction of such projects until they are acquired by the Empire Electric System following completion. As part of the investment in the joint ventures, Liberty Utilities Co. entered into guarantee agreements for obligations under letters of credit, engineering and procurement contracts, and turbine supply agreements for the two projects. The Company accounts for its interest in these two projects using the equity method (note 8(d)).
In November 2019, a tax equity agreement was executed for the Kansas Wind Project. The Class A partnership units will be owned by two third-party tax equity investors who have committed to fund on a future date. With their interests, the tax equity investors will receive the majority of the tax attributes associated with the Kansas Wind Project. Initial tax equity funding is expected to be received in Q1 2021.
(d)Agreement to acquire New York American Water
On November 20, 2019, the Company entered into an agreement to acquire American Water's regulated operations in the State of New York ("New York American Water"). New York American Water is a regulated water and wastewater utility serving customers across seven counties in southeastern New York. The total purchase price for the transaction is approximately $608,000, subject to certain closing adjustments. The transaction is expected to close sometime in 2021 and remains subject to regulatory approval and other typical closing conditions.

(e)	Agreement to acquire Bermuda Electric Light Company
On June 3, 2019, the Company entered into an agreement to acquire the Ascendant Group Limited ("Ascendant"), parent company of Bermuda Electric Light Company. Bermuda Electric Light Company is the sole electric utility providing regulated electrical generation, transmission and distribution services to Bermuda's residents and businesses. The total purchase price for the transaction is approximately $365,000. Closing of the transaction remains subject to shareholder and regulatory approvals and is expected in 2020.

3.	Business acquisitions and development projects (continued)

(f)	Approval to acquire the Perris Water Distribution System
On August 10, 2017, the Company agreed to acquire two water distribution systems serving customers from the City of Perris, California. The anticipated purchase price of $11,500 is expected to be established as rate base during the regulatory approval process.  The City of Perris residents voted to approve the sale on November 7, 2017. The Regulated Services Group filed an application requesting approval for the acquisition of the assets of the water utilities with the California Public Utility Commission on May 8, 2018. Final approval is expected in 2020.

(g)	Great Bay Solar Facilities
The Great Bay Solar I and II Facilities are 75 and 40 MWac solar powered generating facilities in Somerset County, Maryland. Commercial operations as defined by the power purchase agreement was reached for all sites at the Great Bay Solar I Facility by March 29, 2018. As of December 31, 2019, one site at the Great Gay Solar II Facility has been fully synchronized with the power grid, while the remaining site is expected to be placed in service in early 2020.
The Great Bay Solar I Facility is controlled by a subsidiary of APUC (Great Bay Holdings, LLC). The Class A partnership units are owned by a third-party tax equity investor who funded $42,750 in 2017 with the remaining amount of $15,250 received in 2018. Through its partnership interest, the tax equity investor will receive the majority of the tax attributes associated with the project. The Company accounts for this interest as "Non-controlling interest" on the consolidated balance sheets.
The Great Bay Solar II Facility is controlled by Great Bay Holdings, LLC. Liberty Utilities (America) Holdco, a subsidiary of APUC, is the tax equity investor for the facility and contributed initial funding of $11,281 in December 2019. The facility generated an investment tax credit of $8,526 during the year, which was recorded by the Company as a reduction to income tax expense in the consolidated statement of operations.